Weighted-Average Assumptions used in Computing Benefit Obligations (Detail)	Mar. 31, 2012	Mar. 31, 2011
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.90%	2.40%
Rate of increase in future compensation	0.00%	0.00%